Share-based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Compensation
Share-based Compensation

21. Share-based Compensation

Stock Option Plan

In 2017, the Company adopted a 2017 Employee Stock Incentive Plan (“2017 Plan”), which has replaced all of the 2014 Plan in its entirety. The awards granted and outstanding under the 2014 Plan has survived the termination of the 2014 Plan and remains effective and binding under the 2014 Plan. The maximum aggregate number of ordinary shares which may be issued pursuant to all awards under the 2017 Plan is 1,307,672 Class A ordinary shares. Stock options granted to an employee under the 2017 Plan will vest upon the employee renders service to the Company in accordance with a stipulated service schedule starting from the employee’s date of employment. Employees are generally subject to a four-year service schedule, under which an employee earns an entitlement to vest in 25% of his option grants at the end of each year of completed service. The following table sets forth the stock options activity for the year ended December 31, 2019:

		Weighted	Weighted
		average	average	Aggregate
		exercise	remaining	intrinsic
	Number of	price	contractual	value
	shares	US$	term	US$
Outstanding as of January 1, 2019	1,235,873	0.001
Granted	147,820	0.001
Forfeited	(206,805)	0.001
Outstanding as of December 31, 2019	1,176,888	0.001	6.87	13,863
Vested and expected to vest as of December 31, 2019	1,135,355	0.001	6.81	13,373
Exercisable as of December 31, 2019	972,290	0.001	6.49	11,453

Options granted to employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	2017	2018	2019

Expected volatility	47.40%~50.00%	46.8%~49.6%	48.70%~52.67%
Risk-free interest rate (per annum)	2.37%~2.40%	2.69%~2.87%	1.58%~2.41%
Exercise multiple	2.2~2.8	2.2~2.8	2.2
Expected dividend yield	0%	0%	0%
Expected term (in years)	10	10	10
Fair value of the underlying shares on the date of option grants (per share)	US$14.379~21.573	US$16.919~20.979	US$11.779~17.519

The expected volatility was estimated based on the historical volatility of the Company and comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in USD for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. Expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option.

The fair value of options granted to employees for the years ended December 31, 2017, 2018 and 2019 amounted to RMB72,137,  RMB29,974 and RMB14,734 respectively. For the options granted to the employees before the Group’s IPO, the exercisability was dependent upon the Company’s IPO, and it was not probable that this performance condition could be achieved until the IPO was effective. Compensation expense of RMB31,200 relating to those options was recorded immediately on September 21, 2017. The options granted to the employees after the Group’s IPO are subject to service conditions, for the years ended December 31, 2017, 2018 and 2019. The Company recognized RMB46,077,  RMB23,675 and RMB8,803 as share based compensation expenses relating to the stock option plan.

	For the years ended December 31,
	2017	2018	2019

Fulfillment expenses	5,079	1,059	283
Marketing expenses	23,807	11,729	4,627
Technology and content development expenses	3,971	2,984	424
General and administrative expenses	13,220	7,903	3,469
Total share-based compensation expense	46,077	23,675	8,803

As of December 31, 2019, RMB14,329 of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average period of approximately 2.84 years.